Income Taxes - Additional Informations (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2017 USD ($)
Disclosure of income tax [line items]
Corporate tax rate		27.00%	27.00%	27.00%
Transition tax related to US tax reform		CAD 31.2	$ 24.5
Foreign tax credits		9.1			$ 7.1
Net transition tax liability payable		CAD 20.2			$ 15.9
Net transition tax liability payable period		8 years	8 years
Deferred income tax expense for changes in tax rate		CAD 12.6	$ 9.9
United States [member]
Disclosure of income tax [line items]
Corporate tax rate		35.00%	35.00%
United States [member] | 2018 to 2022 [member]
Disclosure of income tax [line items]
Federal tax due, net of foreign tax credits, percentage		8.00%			8.00%
United States [member] | 2023 [member]
Disclosure of income tax [line items]
Federal tax due, net of foreign tax credits, percentage		15.00%			15.00%
United States [member] | 2024 [member]
Disclosure of income tax [line items]
Federal tax due, net of foreign tax credits, percentage		20.00%			20.00%
United States [member] | 2025 [member]
Disclosure of income tax [line items]
Federal tax due, net of foreign tax credits, percentage		25.00%			25.00%
Federal transition tax related to US tax reform [member]
Disclosure of income tax [line items]
Transition tax related to US tax reform		CAD 29.3	$ 23.0
State transition tax related to US tax reform [member]
Disclosure of income tax [line items]
Net transition tax liability payable		CAD 1.9	$ 1.5
Scenario, forecast [member] | United States [member]
Disclosure of income tax [line items]
Corporate tax rate	21.00%